FINANCIAL INSTRUMENTS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	$ (71,310)	$ (5,256)
URUGUAY | Commodity contracts [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	$ (1,402)	$ 2,216
URUGUAY | Commodity contracts [Member] | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Nominal Amounts Of Hedging Instrument	$ 6,189	$ 4,760
Hedging instrument, liabilities	$ (800)	$ 1,372
URUGUAY | Commodity contracts [Member] | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Citibank U.K.	Citibank U.K.
Nominal Amounts Of Hedging Instrument	$ 401	$ 761
Hedging instrument, liabilities	$ (34)	$ 112
URUGUAY | Commodity contracts [Member] | Fuel oil No.6 Three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 4,837	$ 4,002
Hedging instrument, liabilities	$ (568)	$ 732